Preferred shares	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
10. Preferred shares

The Company is authorized to issue an unlimited number of preferred shares, issuable in series.

(i)	History of Preferred Shares issued

Specific rights to utilize the SFD® technology for hydrocarbon exploration were licensed in 2005 from NXT's current Chief Executive Officer and President (the "CEO") pursuant to the execution of a Technology Transfer Agreement (the "TTA") which had a 10 year term. The TTA required the completion of various conditions related to 10,000,000 series 1, convertible preferred shares (the "Preferred Shares") that were issued in 2005 in exchange for the rights obtained under the TTA.

These Preferred Shares had a maturity date of December 31, 2015 (the "Maturity Date", which corresponded with the term of the TTA), were non-voting, did not participate in any dividends, and were convertible into 10,000,000 NXT common shares (on a 1 for 1 basis) under the following terms:

·	2,000,000 of the Preferred Shares became convertible into common shares upon issue. Effective May 22, 2013, these 2,000,000 Preferred Shares were converted into 2,000,000 common shares.

·	the remaining 8,000,000 Preferred Shares were convertible into common shares if the Company achieved certain pre-defined revenue milestones on or before the Maturity Date.

These shares were originally recorded at their estimated fair value as at December 31, 2005, with the total substantially assigned to the 2,000,000 Preferred Shares portion which was immediately convertible. The remaining 8,000,000 Preferred Shares were assigned a nominal value in 2005 as noted below, reflecting the uncertainty that all of the required revenue milestones would be achieved over the 10 year term of the TTA, which would result in eventual conversion into common shares:

	# of Preferred
Fair values assigned in 2005	Shares	$ value
convertible upon issue effective December 31, 2005
(shares subsequently converted in 2013)	2,000,000	$3,256,400
conditionally convertible on or before December 31, 2015	8,000,000	232,600
	10,000,000	3,489,000

A continuity of the Preferred Shares that were originally issued in 2005 is as follows:

	# of shares	historic
	outstanding	$ value
As at December 31, 2012	10,000,000	$3,489,000
Conversion of Preferred Shares in May 2013	(2,000,000)	(3,256,400)
As at December 31, 2014	8,000,000	232,600
Conversion of Preferred Shares in August 2015 (see (ii))	(8,000,000)	(232,600)
As at December 31, 2015	-	-

(ii)	Conversion of Preferred Shares in 2015

Although the pre-defined revenue thresholds were not going to be met, under the TTA the Company was required to convert the remaining 8,000,000 Preferred Shares into common shares in order to retain its specific rights to utilize the SFD® technology. The conversion was approved by the independent members of NXT's Board of Directors on August 31, 2015 (the "Conversion"). After the Conversion, NXT's CEO continues to retain the rights to utilize SFD® in other potential field-of-use applications.

The Conversion gave rise to the application of fair-value accounting, whereby the 8,000,000 common shares issued in 2015 were assigned an estimated fair-value (based on the NXT common share price at the time of Conversion) of $18,448,000 (see also note 5).

The historic value of $232,600 which was attributed to the 8,000,000 Preferred Shares at the time of their original issuance in 2005 was transferred to the common shares balance upon Conversion in 2015.

(iii)	Rights related to Preferred Shares

In January 2014, NXT's CEO (the "Grantor") personally granted (to a total of 17 persons, including NXT employees, directors, officers, advisors and others) "Rights" to acquire a total of 1,000,000 of the common shares which later became issued to him in August 2015 upon the conversion of the remaining 8,000,000 Preferred Shares. Each of the Rights were subject to certain vesting provisions and entitle the holder to acquire from the Grantor one common share of NXT at a fixed exercise price of $1.77. The Rights originally had an expiry date of December 31, 2015, which, effective that date, was extended to December 31, 2016 (the "Extension").

A total of 795,000 of these Rights were granted to certain of NXT's directors, officers, employees and advisors, and are considered as supplemental incentives, in addition to those which have been granted under NXT's stock option plan (see note 12).

Accordingly, this gives rise to the recognition of additional compensation expense by NXT, based on the estimated fair value of certain of these Rights as at their grant date in 2014, and the Extension in December 2015. The fair value was calculated using the Black-Scholes valuation model, and recognized over the remaining vesting term of the Rights, based on the following assumptions:

	2015	2014
Expected dividends paid per common share	Nil	Nil
Expected life in years	0.8	1.9
Expected volatility in the price of common shares	42%	62%
Risk free interest rate	1.0%	1.0%
Weighted average fair value per Right at grant date	$0.26	$0.60

In connection with the Rights, NXT recognized the following as a component of stock based compensation expense (see note 12 (ii)):

	2015	2014
Expense recognized related to:
Grant of Rights in 2014	$244,000	$226,000
Extension of term of Rights in 2015	210,000	-
	454,000	226,000